Deferred Income Tax - Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	€ 2,089	€ 2,569
Revaluation of derivative financial instruments to fair value	11	18
Rolled-over capital gains	13	14
Total	€ 2,113	€ 2,601